Nature of the Business	9 Months Ended
Sep. 30, 2021
Nature of the Business
Nature of the Business

1.  Nature of the Business

Wejo Limited (“the Company” or “Wejo”) is a private limited liability company incorporated under the laws of England and Wales on December 13, 2013. Wejo is an early leader in the connected vehicle data market. Connected vehicles contain hundreds of data sensors, emitting information such as location, speed, direction and events such as braking, temperature and weather conditions. This data creates intelligence, in near real- time and historically, that is unavailable from any other source.

The Company ingests and standardizes this data, mainly in the United States and Europe at this time, through its proprietary data exchange platform (“Wejo ADEPT” or “ADEPT”). The Company’s products enable customers such as departments of transportation, retailers, construction firms and research departments to unlock unique insights about journeys, cities, electric vehicle usage, safety and more. Over the next two to three years, the Company expects to expand its platform to ingest data globally, and to expand into additional marketplaces as well as providing business insights to its Original Equipment Manufacturer (“OEM”) preferred partners.

The Company is comprised of eight wholly-owned subsidiaries. The Company’s primary office is located in Manchester, England. In addition to its primary office, Wejo Concierge UK Ltd, and Rewardrive Ltd., are also located in the United Kingdom (the “U.K.”), Wejo EU is located in Ireland, Wejo Group Ltd. (“Wejo Group”) is located in Bermuda, and Wejo California Corp., Wejo Data Services Inc., Wejo Services Inc., and Wejo Inc. are located in the United States (the “U.S.”).

Products and services

The Company partners with the world’s leading automotive manufacturers to standardize connected car data through the Wejo ADEPT platform, including traffic intelligence, analysis of high frequency vehicle movements and analysis of common driving events and trends. For customers and marketplaces, the Company will provide insights, solutions and analytics through software and visualization tools available for license and subscription by its customers.

Wejo ADEPT is a cloud-based data exchange platform that makes sharing and accessing vast volumes of connected car data simple by removing the barriers and maximizing the intrinsic value in car data for drivers, vehicle manufacturers and other adjacent businesses. The Wejo ADEPT platform interfaces with the electronic data within vehicles from manufacturers which have agreed to use the platform. This data can be utilized by the manufacturers as well as other private and public sector businesses in order to create advanced analysis, machine learning and rapid insights. The Wejo ADEPT platform also includes flexible implementation options and adaptable interfaces to ensure a successful and rapid roll out across territories. In addition, Wejo ADEPT’s compliance wrappers support legal and legislative assurance, including country, federal, state and local variations.

Wejo ADEPT is hosted by cloud data centers, and as a function of this central hosting, the ADEPT platform operates in a multi-tenancy environment, that standardizes vehicle data. The end users of the Wejo ADEPT platform can only access data through a licensing agreement and do not have the ability to take possession of the software itself.

The Company has two primary areas of service, Data Marketplace and Automotive Business Insight Solutions (SaaS). Each product line utilizes the Company’s exclusive, proprietary dataset that is derived from the vehicle sensors of the connected vehicles of its OEM partners. In the Data Marketplace, the Company offers licenses for the use of data and licenses software analytical tools that interpret the dataset to customers. In the Automotive Business Insight Solutions (SaaS) business, the Company offers licenses of software analytical tools to OEMs and their direct ecosystem (suppliers, distributors, partners) that interpret the dataset to improve the management of their operations and support the improvement of the automotive customers’ experience.

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.

As is common to early-stage companies with limited operating histories, the Company is subject to risks and uncertainties such as its ability to influence the connected vehicle market; invest in technology, resources and new business capabilities; maintain and grow the customer base; secure additional capital to support the investments needed for its anticipated growth; comply with governing laws and regulations; and other risks and uncertainties. To manage these risks and uncertainties while growing as expected, the Company will make significant investments and will therefore need to raise substantial capital during its loss- making period.

The Company has incurred operating losses and negative cash flows from operations since inception. The Company expects to continue to incur losses and negative cashflows from operations for the foreseeable future as it continues to develop its product offerings. As the Company makes investments to increase the markets and customers it serves, the operating losses are expected to increase until the Company reaches the necessary scale to generate cash profits from operations. The Company has historically relied on private equity offerings and debt financings, and to a limited extent revenue from customers to fund its operations. As of September 30, 2021 and December 31, 2020, the Company had an accumulated deficit of $308.7 million and $146.8 million, respectively. Net losses incurred for the nine months ended September 30, 2021 and year ended December 31, 2020 amounted to $161.9 million and $54.9 million, respectively.

As of September 30, 2021, the Company had cash of $8.6 million. In the fourth quarter of 2021, the Company issued further notes in a principal amount of $7.5 million under the Loan Note Instrument. In November 2021, the Company completed the business combination (see Note 15), which raised $178.8 million. This consisted of $230.0 million cash received in the trust, less redemptions of $132.8 million, and $128.5 million, through a Private Investment in Public Entity (“PIPE”) investment, net of expenses of $46.9 million. The $178.8 million in proceeds were offset by a payment of $75.0 million from the Company to Apollo as stipulated in the Forward Purchase Transaction (see Note 15). After considering the fund raising described above, the Company believes that it has sufficient cash on hand to support the Company’s operating expenses and capital requirements through at least the next twelve months from the date of issuance of these condensed consolidated financial statements.

Restatement of Previously Issued Financial Statements

Subsequent to the filing of the Quarterly Report on Form 10-Q, originally filed with the U.S. Securities and Exchange Commission (“SEC”) on November 26, 2021, management completed a more detailed review of the Company’s results in preparation for a business update with investors and determined that certain costs were incorrectly classified which has led to the Restatement. The Restatement reflects the correction of the allocation of certain employee, post-retirement and other related expenses such as facilities, information technology and other costs based upon departmental function. The Company determined that the line items impacted in the unaudited condensed consolidated statements of operations and comprehensive loss were: Cost of revenue, Technology and development, Sales and marketing, and General and administrative expenses and that a correction of the errors in the foregoing line items is required. The following table presents the effect of the error correction on the Company’s condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2021. There is no impact of this Restatement to the other line items of the condensed consolidated financial statements . Further, there is no impact on the December 31, 2020 consolidated financial statements.

	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
	As Previously			As Previously
(in thousands)	Reported	Correction of Error	As Restated	Reported	Correction of Error	As Restated
Changes in the statement of operations and comprehensive loss
Cost of revenue (exclusive of depreciation and amortization shown separately below)	$1,422	$(534)	$888	$3,764	$(1,900)	$1,864
Technology and development	7,446	245	7,691	13,941	134	14,075
Sales and marketing	5,233	(270)	4,963	11,372	(425)	10,947
General and administrative	6,106	559	6,665	14,055	2,191	16,246
Depreciation and amortization	1,108	—	1,108	3,263	—	3,263
Total costs and operating expenses	$21,315	$—	$21,315	$46,395	$—	$46,395